Summary of Significant Accounting Polices - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jun. 30, 2019 stores
Statement1 [Line Items]
Rates of inflation	54.50%	(47.99%)
Gains on exchange differences on translation | R$	R$ 17,666	R$ 19,074
Applicable tax rate	29.20%	18.60%
Tax loss carryforward on taxable income | %	30.00%
ARS [Member]
Statement1 [Line Items]
Closing foreign exchange rate	0.06732
Amazonia Development Superintendence SUDAM [Member]
Statement1 [Line Items]
Reduction in taxable income as government grant | %	75.00%
Corporate Income Tax IRPJ [Member]
Statement1 [Line Items]
Applicable tax rate	15.00%
Additional applicable tax rate	10.00%
Income Taxable | R$	R$ 240
Social Contribution CSLL [Member]
Statement1 [Line Items]
Applicable tax rate	9.00%
Bottom of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	80.00%
Top of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	125.00%
IAS 29 [Member] | Financial Result [Member]
Statement1 [Line Items]
Effect of initial application of standards | R$	R$ 13,947	R$ 25,066
IAS 29 [Member] | Net Income [Member]
Statement1 [Line Items]
Effect of initial application of standards | R$	R$ 68,940	R$ 64,271
Franchise Stores [Member]
Statement1 [Line Items]
Number of stores | stores			256
Drugstores [Member]
Statement1 [Line Items]
Number of stores | stores			3,500
Brazil [Member]
Statement1 [Line Items]
Number of stores | stores			43
USA France Argentina And Chile [Member]
Statement1 [Line Items]
Number of stores | stores			9